Cover	Oct. 23, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A amends the Current Report on Form 8-K of N2OFF, Inc. (the “Company”) filed with the U.S. Securities and Exchange Commission on October 23, 2025 (the “Original Form 8-K”). The Original Form 8-K reported the Company’s acquisition of MitoCareX Bio Ltd. (“MitoCareX” and the “Acquisition”). This Amendment No. 1 on Form 8-K/A is being filed by the Company to amend the Original Form 8-K to provide the disclosures required by Item 9.01 of the Form 8-K that were not previously filed with the Original Form 8-K, as well as to file certain updated business description and risk factors disclosures applicable to its business for the purpose of supplementing and updating disclosures contained in the Company’s prior public filings, including those discussed under the heading “Item 1. Business” and “Item 1A. Risk Factors” in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024, filed with the Securities and Exchange Commission on March 31, 2025. The supplemental updated business description and risk factors are filed herewith as Exhibit 99.4 and Exhibit 99.5, respectively, and are incorporated herein by reference.
Document Period End Date	Oct. 23, 2025
Entity File Number	001-40403
Entity Registrant Name	N2OFF, Inc.
Entity Central Index Key	0001789192
Entity Tax Identification Number	26-4684680
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	HaPardes 134 (Meshek Sander)
Entity Address, City or Town	Neve Yarak
Entity Address, Country	IL
Entity Address, Postal Zip Code	4994500
City Area Code	(347)
Local Phone Number	468 9583
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	NITO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false